RELATED PARTY TRANSACTIONS - Voting Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 10, 2023
Disclosure of transactions between related parties [line items]
Increase (decrease) in equity	$ (3,693)	$ (2,290)	$ (2,229)
X-Elio
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired				4.20%
Brookfield Renewable and Institutional Partners | X-Elio
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired				50.00%
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	22.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%
Brookfield Infrastructure Fund II | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	40.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	50.10%
Brookfield Infrastructure Fund III | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	23.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	31.00%
Subsidiaries with material non-controlling interests | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	30.00%
Brookfield Infrastructure Fund IV | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%
Brookfield Global Transition Fund I | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	20.00%
Brookfield Global Transition Fund II | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	20.00%
Brookfield Infrastructure Fund V | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%